CAPITAL INNOVATIONS GLOBAL AGRI, TIMBER, INFRASTRUCTURE FUND
A series of the Investment Managers Series Trust

Supplement Dated December 18, 2013
To the Prospectus and Statement of Additional Information Dated April 1, 2013

Please file this Supplement with your records.

Effective January 1, 2014, the following replaces the section entitled “Fees and Expenses of the Fund” in the Fund’s Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.  More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 27 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	1.00%(3)	None
Wire fee	$20	$20	$20
Overnight check delivery fee	$15	$15	$15
Retirement account fees (annual maintenance and full redemption requests)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee of up to 0.15%)	121.00%	121.00%	121.00%
Total annual fund operating expenses	122.35%	123.10%	122.10%
Fee waiver and/or expense reimbursements (4)	(120.75%)	(120.75%)	(120.75%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements (4)	1.60%	2.35%	1.35%

1	No initial sales charge is applied to purchases of $1 million or more.
2	A contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of the purchase.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
4
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of average daily net assets of the A Shares, Class C Shares and Institutional Shares, respectively.  This agreement is effective until March 31, 2014, and may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were paid, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of fees and/or Fund expenses.

Effective January 1, 2014, the following paragraphs replace the sections titled “Shareholder Servicing Fee” and “Additional Payments to Broker-Dealers and Other Financial Intermediaries” in the Fund’s Prospectus:

Shareholder Servicing Fee
The Fund may pay a fee at an annual rate of up to 0.15% of its average daily net assets to shareholder servicing agents.  Shareholder servicing agents provide administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

Additional Payments to Broker-Dealers and Other Financial Intermediaries
The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments to broker-dealers or intermediaries that sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  The Advisor may pay cash compensation for inclusion of the Fund on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Effective January 1, 2014, the following paragraph replaces the section titled “Shareholder Servicing Plan” in the Fund’s Statement of Additional Information:

Shareholder Service Plan
The Board has adopted, on behalf of the Fund, a Shareholder Service Plan (the “Service Plan”) under which the Advisor will provide or arrange for others (such as banks, trust companies, broker-dealers or other financial intermediaries (each, a “Service Organization”)) to provide certain specified shareholder services. As compensation for the provision of shareholder services, the Fund will pay a monthly fee at an annual rate of up to 0.15% of the average daily net asset value of shares owned by clients with whom a Service Organization or the Advisor has a service relationship.  The Fund may pay fees under the Shareholder Service Plan to the Advisor as compensation for providing shareholder services or as reimbursement for arranging for the provision of shareholder services by Service Organizations.  Payments by the Fund under the Shareholder Service Plan may be in addition to any amounts a Service Organization may receive as compensation for distribution or administrative servicing of shares pursuant to the 12b-1 Plan.

CAPITAL INNOVATIONS GLOBAL AGRI, TIMBER, INFRASTRUCTURE FUND
A series of the Investment Managers Series Trust

Supplement Dated December 18, 2013
To the Summary Prospectus Dated April 1, 2013

Please file this Supplement with your records.

Effective January 1, 2014, the following replaces the section entitled “Fees and Expenses of the Fund” in the Fund’s Summary Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.  More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 27 of the Statutory Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	1.00%(3)	None
Wire fee	$20	$20	$20
Overnight check delivery fee	$15	$15	$15
Retirement account fees (annual maintenance and full redemption requests)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee of up to 0.15%)	121.00%	121.00%	121.00%
Total annual fund operating expenses	122.35%	123.10%	122.10%
Fee waiver and/or expense reimbursements (4)	(120.75%)	(120.75%)	(120.75%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements (4)	1.60%	2.35%	1.35%

1	No initial sales charge is applied to purchases of $1 million or more.
2	A contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of the purchase.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
4
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of average daily net assets of the A Shares, Class C Shares and Institutional Shares, respectively.  This agreement is effective until March 31, 2014, and may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were paid, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of fees and/or Fund expenses.